UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 14, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 27
Form 13F Information Table Value Total:  $358,304						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP		COM	03060R101	41243	4823743	SH		SOLE		4823743
CAPITAL ONE FINANCIAL CORP	COM	14040H105	63724	1295734	SH		SOLE		1295734
CITIGROUP INC			COM	172967101	17120	400000	SH		SOLE		400000
COMMERCE BANCORP INC - N.J.	COM	200519106	1870	50397	SH		SOLE		50397
E TRADE GROUP INC		COM	269246104	6375	750000	SH		SOLE		750000
E-LOAN INC			COM	26861P107	8183	1477000	SH		SOLE		1477000
FIRST COMMUNITY BANCORP CALIF	COM	31983B101	3880	125515	SH		SOLE		125515
FIRST REPUBLIC BANK		COM	336158100	1652	62108	SH		SOLE		62108
FLEETBOSTON FINL CORP		COM	339030108	5942	200000	SH		SOLE		200000
FREDDIE MCA-VOTING COMMON	COM	313400301	19039	375000	SH		SOLE		375000
GOLDEN WEST FINANCIAL CORP-DEL	COM	381317106	4401	55000	SH		SOLE		55000
J P MORGAN CHASE & CO		COM	46625H100	8847	258836	SH		SOLE		258836
MBIA INC			COM	55262C100	12188	250000	SH		SOLE		250000
MBNA CORP			COM	55262L100	16151	775000	SH		SOLE		775000
METRIS COMPANIES INC		COM	591598107	18315	3300000	SH		SOLE		3300000
NATIONAL CITY CORP		COM	635405103	8178	250000	SH	 	SOLE		250000
NATIONAL PROCESSING INC		COM	637229105	813	50556	SH		SOLE		50556
NETBANK INC			COM	640933107	3975	304577	SH		SOLE		304577
PROVIDIAN FINANCIAL CORP	COM	74406A102	53393	5766005	SH		SOLE		5766005
RENAISSANCERE HOLDINGS LTD	COM	G7496G103	15303	336173	SH		SOLE		336173
RIGGS NATIONAL CORP		COM	766570105	396	26000	SH		SOLE		26000
SEI INVESTMENTS CO		COM	784117103	12796	400000	SH		SOLE		400000
SOUTHWEST BANCORPORATION OF	COM	84476R109	2469	75942	SH		SOLE		75942
UMPQUA HLDGS CORP		COM	904214103	929	50000	SH		SOLE		50000
W R BERKLEY CORP		COM	084423102	18472	350506	SH		SOLE		350506
WELLS FARGO & CO-NEW		COM	949746101	12600	250000	SH		SOLE		250000
WTS DIME BANCORP INC NEW	COM	25429Q110	54	357051	SH		SOLE		357051




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